Financial Instruments and Fair Value Measurements - Measured on a Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	$ 4,660	$ 10,101
Interest rate swaps-liability position	(20,568)
Total	(15,908)	$ (16,397)
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	4,660
Interest rate swaps-liability position	(20,568)
Total	$ (15,908)